Accrued Expenses	12 Months Ended
Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued Expenses

7.Accrued Expenses

	December 31,
	2013	2014
Accrued loan and swap interest	$1,188,141	$980,838
Accrued vessel voyage and operating expenses	620,230	901,402
Accrued professional fees	280,637	270,559
Accrued finance expenses	100,000	50,000
Other sundry liabilities and accruals	66,037	79,825
Total	$2,255,045	$2,282,624